SIGNIFICANT RISKS AND UNCERTAINTIES (Details) - Customer concentration	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade receivables
Concentration risk
Concentration risk (in percent)		10.00%
Revenue
Concentration risk
Concentration risk (in percent)	17.00%	18.00%